Oct. 07, 2016

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Mid-Cap ETFTM

Schwab U.S. Small-Cap ETFTM

Supplement dated October 7, 2016 to the Prospectus dated December 30, 2015, as supplemented May 2, 2016, and Statement of Additional Information (SAI) dated December 30, 2015, as supplemented January 4, 2016, February 25, 2016, March 1, 2016 and May 2, 2016

Schwab International Equity ETFs

Schwab International Equity ETFTM

Schwab Emerging Markets Equity ETFTM

Supplement dated October 7, 2016 to the Prospectus dated December 30, 2015, as supplemented March 1, 2016, and SAI dated December 30, 2015, as supplemented January 4, 2016, February 25, 2016, March 1, 2016 and May 2, 2016

Schwab Fixed-Income ETFs

Schwab U.S. Aggregate Bond ETFTM

Supplement dated October 7, 2016 to the Prospectus and SAI, both dated April 29, 2016, as supplemented June 30, 2016

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective October 7, 2016, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Schwab U.S. Aggregate Bond ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Mid-Cap ETF	0.07%	0.06%
Schwab U.S. Small-Cap ETF	0.07%	0.06%
Schwab International Equity ETF	0.08%	0.07%
Schwab Emerging Markets Equity ETF	0.14%	0.13%
Schwab U.S. Aggregate Bond ETF	0.05%	0.04%

Accordingly, the following changes to the Prospectuses and SAIs are effective October 7, 2016:

1. Schwab U.S. Mid-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

2. Schwab U.S. Small-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

3. Schwab International Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual fund operating expenses	0.07

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$7	$23	$40	$90

4. Schwab Emerging Markets Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Other expenses	None

Total annual fund operating expenses	0.13

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$13	$42	$73	$166

5. Schwab U.S. Aggregate Bond ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual fund operating expenses	0.04

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$4	$13	$23	$51